Exploration and Evaluation Assets (Tables)	3 Months Ended
Mar. 31, 2021
EXPLORATION AND EVALUATION ASSETS
Schedule of Exploration and Evaluation Assets

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada			Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Lingman Lake	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2020	308	238	42	14	46	648
Acquisition costs – cash	5	4	-	-	-	9
Balance, March 31, 2021	313	242	42	14	46	657

Exploration
Balance, December 31, 2020	1,529	252	142	13	36,519	38,455
Property maintenance	-	-	-	-	17	17
Drilling	-	-	-	-	11	11
Geology	3	3	10	-	11	27
Geophysics	-	-	1	-	-	1
	3	3	11	-	39	56
Balance, March 31, 2021	1,532	255	153	13	36,558	38,511
Total, March 31, 2021	1,845	497	195	27	36,604	39,168

	Canada				Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Enid Creek	Lingman Lake	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2019	298	230	42	83	14	42	709
Acquisition costs – cash	5	4	-	-	-	4	13
Balance, March 31, 2020	303	234	42	83	14	46	722

Exploration
Balance, December 31, 2019	1,498	233	39	33	13	36,108	37,924
Administration	-	-	-	-	-	-	-
Corporate social responsibility	-	-	-	-	-	1	1
Property maintenance	6	5	1	-	-	-	12
Drilling	-	-	2	161	-	10	173
Environmental, health and safety	-	-	-	-	-	-	-
Geology	4	3	1	55	-	12	75
Geophysics	-	-	2	65	-	-	67
Helicopter charter aircraft (recovery)	-	-	-	-	-	-	-
Infrastructure	-	-	-	-	-	-	-
Write-off	-	-	-	-	-	-	-
	10	8	6	281	-	23	328
Balance, March 31 ,2020	1,508	241	45	314	13	36,131	38,252
Total, March 31, 2020	1,811	475	87	397	27	36,177	38,974